Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	State Street Variable Insurance Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Variable Insurance Series Funds, Inc.
STATE STREET TOTAL RETURN V.I.S. FUND
Class 1 (SSTIX) Class 3 (SSTTX)
STATE STREET INCOME V.I.S. FUND
Class 1 (SSIMX)
(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg.”

State Street Total Return V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Variable Insurance Series Funds, Inc.
STATE STREET TOTAL RETURN V.I.S. FUND
Class 1 (SSTIX) Class 3 (SSTTX)
(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg.”

State Street Income V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Variable Insurance Series Funds, Inc.
STATE STREET INCOME V.I.S. FUND
Class 1 (SSIMX)
(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg.”